Eaton Vance

International Small-Cap Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Australia — 5.3%
Bapcor, Ltd.	90,585	$348,880
Bravura Solutions, Ltd.	65,921	197,769
Challenger, Ltd.	20,807	125,222
Evolution Mining, Ltd.	69,323	181,224
GDI Property Group	261,568	254,664
Magellan Financial Group, Ltd.	3,637	134,549
Northern Star Resources, Ltd.	25,047	218,764
OZ Minerals, Ltd.	15,425	91,435
Regis Resources, Ltd.	52,453	137,211
Saracen Mineral Holdings, Ltd.(1)	59,680	145,382
Steadfast Group, Ltd.	43,182	107,359
Westgold Resources, Ltd.(1)	87,060	114,589
WiseTech Global, Ltd.	15,034	151,585

		$2,208,633
Austria — 2.5%
BAWAG Group AG(2)	10,386	$447,876
CA Immobilien Anlagen AG	14,364	582,986

		$1,030,862
Belgium — 1.4%
Barco NV	1,248	$268,330
Kinepolis Group NV	6,212	327,786

		$596,116
Canada — 6.0%
Allied Properties REIT	5,221	$211,874
CAE, Inc.	19,882	531,915
Canadian Apartment Properties REIT	5,486	229,413
Keyera Corp.	7,470	179,313
Kirkland Lake Gold, Ltd.	3,366	108,560
Lundin Mining Corp.	13,749	70,166
Pan American Silver Corp.	6,412	126,926
Peyto Exploration & Development Corp.	64,694	106,036
Quebecor, Inc., Class B	16,121	376,647
Seven Generations Energy, Ltd., Class A(1)	35,230	144,883
TMX Group, Ltd.	4,753	395,573

		$2,481,306
China — 1.3%
China Meidong Auto Holdings, Ltd.	165,379	$248,297
CITIC Telecom International Holdings, Ltd.	747,035	273,258

		$521,555
Denmark — 0.6%
Topdanmark A/S	5,408	$236,215

		$236,215
France — 1.8%
Kaufman & Broad SA	8,927	$360,794
Rubis SCA	7,444	403,685

		$764,479

Eaton Vance

International Small-Cap Fund

February 29, 2020

Portfolio of Investments (Unaudited) - continued

Security	Shares	Value
Germany — 4.5%
AIXTRON SE(1)	28,033	$288,063
Bechtle AG	1,720	228,909
Carl Zeiss Meditec AG	1,987	211,385
GRENKE AG	2,353	220,371
New Work SE	649	175,107
Norma Group SE	8,010	264,915
Rational AG	631	431,628
Salzgitter AG	2,287	38,346

		$1,858,724
Ireland — 1.6%
Irish Residential Properties REIT PLC	230,864	$359,677
UDG Healthcare PLC	35,642	325,167

		$684,844
Italy — 5.1%
Amplifon SpA	8,260	$236,967
Banca Farmafactoring SpA(2)	53,327	327,997
DiaSorin SpA	2,563	293,655
FinecoBank Banca Fineco SpA	20,098	210,889
Interpump Group SpA	16,397	496,414
MARR SpA	16,018	297,047
Moncler SpA	6,775	266,603

		$2,129,572
Japan — 26.6%
Asahi Co., Ltd.	15,111	$151,825
Chiba Bank, Ltd. (The)	46,995	227,692
Daiichikosho Co., Ltd.	5,611	229,393
Dowa Holdings Co., Ltd.	10,987	356,923
FP Corp.	8,702	522,386
Fukuoka Financial Group, Inc.	14,556	217,834
Invesco Office J REIT, Inc.	2,329	470,878
Itochu Advance Logistics Investment Corp.	365	392,859
Itochu Techno-Solutions Corp.	19,224	538,451
J. Front Retailing Co., Ltd.	17,042	181,080
Japan Lifeline Co., Ltd.	15,800	192,531
K’s Holdings Corp.	18,800	205,355
Kenedix, Inc.	94,460	506,998
Kewpie Corp.	25,159	460,881
Kose Corp.	1,418	168,947
Kuraray Co., Ltd.	33,897	352,469
Kyoritsu Maintenance Co., Ltd.	4,748	145,499
Lion Corp.	24,304	405,038
Makita Corp.	8,838	299,543
Miura Co., Ltd.	10,906	354,605
Morinaga & Co., Ltd.	12,764	506,685
Nabtesco Corp.	12,734	338,150
Nohmi Bosai, Ltd.	20,687	386,712
Nomura Co., Ltd.	32,501	295,342
OSG Corp.	12,212	183,059
Penta-Ocean Construction Co., Ltd.	96,443	517,152
Sakata Seed Corp.	7,840	218,204
Sankyu, Inc.	8,998	381,127
Ship Healthcare Holdings, Inc.	10,503	423,167
Sumco Corp.	24,498	370,948
Tokyo Century Corp.	5,064	209,108
Tosei Reit Investment Corp.	333	370,231
Yamaha Corp.	9,892	484,226

		$11,065,298
Luxembourg — 0.3%
APERAM SA	4,046	$120,710

		$120,710
Netherlands — 4.1%
Aalberts NV	11,930	$444,939
GrandVision NV(2)	5,852	178,618
IMCD NV	7,268	594,774
NSI NV	9,776	490,326

		$1,708,657

Eaton Vance

International Small-Cap Fund

February 29, 2020

Portfolio of Investments (Unaudited) - continued

Security	Shares	Value
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	16,157	$261,603

		$261,603
Norway — 2.3%
Entra ASA(2)	34,357	$544,210
SpareBank 1 SR-Bank ASA	27,636	264,669
TGS NOPEC Geophysical Co. ASA	5,939	138,580

		$947,459
Singapore — 0.9%
Frasers Logistics & Industrial Trust	431,831	$385,582

		$385,582
Spain — 0.6%
Acciona SA	1,857	$235,341

		$235,341
Sweden — 4.4%
AddTech AB, Class B	13,255	$385,972
Boliden AB	3,852	80,897
Bufab AB	16,562	184,810
Husqvarna AB, Class B	34,855	234,613
Indutrade AB	16,571	541,014
SSAB AB, Class B	27,359	79,469
Thule Group AB(2)	14,152	310,093

		$1,816,868
Switzerland — 5.6%
Belimo Holding AG	43	$281,210
Bossard Holding AG, Class A	1,770	241,960
Cembra Money Bank AG	2,407	270,920
Galenica AG(2)	6,034	408,006
Logitech International SA	9,590	371,953
Vontobel Holding AG	6,488	429,954
VZ Holding AG	1,008	347,855

		$2,351,858
United Kingdom — 17.9%
Abcam PLC	26,259	$391,057
Avast PLC(2)	81,472	415,332
Bellway PLC	4,749	229,835
Bodycote PLC	34,762	341,981
Cairn Energy PLC(1)	93,997	170,885
Cranswick PLC	10,848	465,883
Dechra Pharmaceuticals PLC	12,331	423,415
Diploma PLC	18,051	433,800
DS Smith PLC	97,796	399,656
First Derivatives PLC	10,485	375,444
Games Workshop Group PLC	5,011	410,342
Grainger PLC	81,694	312,394
Halma PLC	16,122	405,159
Hiscox, Ltd.	15,835	252,052
Howden Joinery Group PLC	50,332	416,279
Inchcape PLC	26,778	200,164
Judges Scientific PLC	4,166	260,807
Melrose Industries PLC	187,028	517,248
Nomad Foods, Ltd.(1)	14,851	274,150
Spirax-Sarco Engineering PLC	1,731	189,654
St. James’s Place PLC	23,920	317,152
WH Smith PLC	9,746	244,179

		$7,446,868
United States — 0.7%
Autoliv, Inc.	2,482	$165,624
Oceaneering International, Inc.(1)	13,710	144,503

		$310,127
Total Common Stocks (identified cost $37,328,071)		$39,162,677

Eaton Vance

International Small-Cap Fund

February 29, 2020

Portfolio of Investments (Unaudited) - continued

Security	Shares	Value
Exchange-Traded Funds — 4.0%
Equity Funds — 4.0%
iShares MSCI EAFE Small-Cap ETF	9,262	$505,335
iShares MSCI Hong Kong ETF	19,632	450,947
iShares MSCI Singapore ETF	15,295	333,890
Vanguard MSCI Australian Small Companies Index ETF	10,428	381,850
Total Exchange-Traded Funds (identified cost $1,807,999)		$1,672,022
Short-Term Investments — 2.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.75%(3)	1,010,765	$1,010,967
Total Short-Term Investments (identified cost $1,010,962)		$1,010,967
Total Investments — 100.5% (identified cost $40,147,032)		$41,845,666
Other Assets, Less Liabilities — (0.5)%		$(214,416)
Net Assets — 100.0%		$41,631,250

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $2,632,132 or 6.3% of the Fund’s net assets.
(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	21.5%	$8,928,298
Real Estate	12.3	5,112,092
Financials	11.4	4,743,287
Consumer Discretionary	10.5	4,366,027
Information Technology	9.6	3,998,655
Health Care	7.6	3,166,953
Materials	7.6	3,145,113
Consumer Staples	6.7	2,796,835
Exchange-Traded Funds	4.0	1,672,022
Communication Services	3.3	1,382,191
Energy	2.1	884,200
Utilities	1.5	639,026
Short-Term Investments	2.4	1,010,967
Total Investments	100.5%	$41,845,666

The Fund did not have any open derivative instruments at February 29, 2020.

At February 29, 2020, the value of the Fund’s investment in affiliated funds was $1,010,967, which represents 2.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$798,997	$4,950,339	$(4,738,557)	$202	$(14)	$1,010,967	$2,486	1,010,765

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$14,442,671		$—	$14,442,671
Developed Europe	274,150	21,654,423		—	21,928,573
North America	2,791,433	—		—	2,791,433
Total Common Stocks	$3,065,583	$36,097,094	*	$—	$39,162,677
Exchange-Traded Funds	$1,290,172	$381,850	*	$—	$1,672,022
Short-Term Investments	—	1,010,967		—	1,010,967
Total Investments	$4,355,755	$37,489,911		$—	$41,845,666

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.